Summary Prospectus
AZL® T. Rowe Price Capital Appreciation Fund
May 1, 2024
AZL® T. Rowe Price Capital Appreciation Fund
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (“SAI”) and other information about the Fund online at www.allianzlife.com/azlfunds. You can also get this information at no cost by calling 1-800-624-0197 or by sending an email request to contact.us@allianzlife.com. The Fund’s Prospectus and SAI, both dated May 1, 2024, as supplemented, are incorporated by reference into this Summary Prospectus.
 Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important intermediate-term objective.
 Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver(1)	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.00%
(1)
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.70% through at least April 30, 2025, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$102	$329	$575	$1,278
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

The Allianz Variable Insurance Products Trust

Summary Prospectus
AZL® T. Rowe Price Capital Appreciation Fund
 Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund will normally invest at least 50% of its total assets in stocks. The remaining assets are generally invested in corporate and government debt, mortgage- and asset-backed securities, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders). The Fund may invest up to 25% of its total assets in foreign securities.
The Fund’s investments in stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Subadviser buys them are considered by the Subadviser to be low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund invests. Since the Subadviser attempts to prevent losses as well as achieve gains, the Subadviser typically uses a value approach in selecting investments. The Subadviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Subadviser may establish relatively large positions in companies the Subadviser finds particularly attractive.
The Subadviser seeks to both reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Subadviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the portfolio manager’s ability to find companies that meet valuation criteria rather than his market outlook.
The Fund may purchase bonds, convertible securities, mortgage and asset-backed securities, and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its total assets in below investment-grade debt securities (“junk bonds”) and other debt instruments that are rated below investment grade. If a security is split-rated (i.e., rated investment-grade by at least one rating agency and noninvestment-grade by another rating agency), the higher rating will be used for purposes of this requirement. The Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income. At times, the Fund may have a significant portion of its assets invested in the same economic sector.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.

The Allianz Variable Insurance Products Trust

Summary Prospectus
AZL® T. Rowe Price Capital Appreciation Fund
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Periods of low relative interest rates or inflationary trends may increase the risks associated with rising interest rates.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Focused Investments Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.
Bank Loan Risk – To the extent a fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. A fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Options Risk – To the extent the Fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the Fund to buy or sell the security at a price that is disadvantageous to the Fund.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.
Foreign Securities Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, reduced liquidity, and differences in social and economic developments or policies.
Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund’s returns. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund's ability to sell a holding at a suitable price.

The Allianz Variable Insurance Products Trust

Summary Prospectus
AZL® T. Rowe Price Capital Appreciation Fund
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	13.83%
Lowest (Q1, 2020)	-12.46%
Average Annual Total Returns
	One Year Ended December 31, 2023	Five Years Ended December 31, 2023	Ten Years Ended December 31, 2023
AZL T. Rowe Price Capital Appreciation Fund	18.47%	12.44%	10.15%
S&P 500 Index*	26.29%	15.69%	12.03%
Bloomberg U.S. Aggregate Bond Index*	5.53%	1.10%	1.81%
Moderate Composite Index*	17.71%	10.09%	8.14%
*
Reflects no deduction for fees, expenses, or taxes.

The Allianz Variable Insurance Products Trust

Summary Prospectus
AZL® T. Rowe Price Capital Appreciation Fund
 Management
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
T. Rowe Price Associates, Inc. serves as the Subadviser to the Fund. T. Rowe Price Investment Management, Inc. serves as the Sub-Subadviser to the Fund. Where applicable, the use of the term Subadviser also refers to the Sub-Subadviser.
The portfolio manager of the Fund, since November 2013, is: David R. Giroux, Portfolio Manager.
 Tax Information
Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.
 Financial Intermediary Compensation
Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.

The Allianz Variable Insurance Products Trust

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The Allianz Variable Insurance Products Trust

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The Allianz Variable Insurance Products Trust

The Allianz Variable Insurance Products Trust